Revenue from Contracts with Customers - Details of Revenue from Contracts with Customers based on Service Contract and Timing of Satisfaction of Performance Obligations (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₩ 463,618	₩ 413,938	₩ 405,953
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25	8	0
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	463,593	413,930	405,953
Micro-transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	341,769	229,028	328,070
Micro-transaction revenue | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80,147	64,382	76,110
Micro-transaction revenue | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	261,622	164,646	251,960
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	106,259	166,506	59,799
Royalties and license fees | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,109	10,988	13,435
Royalties and license fees | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	97,150	155,518	46,364
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₩ 15,590	₩ 18,404	₩ 18,084